Cover	May 02, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 02, 2023
Entity Registrant Name	THE DIXIE GROUP, INC.
Entity Incorporation, State or Country Code	TN
Entity File Number	0-2585
Entity Tax Identification Number	62-0183370
Entity Address, Address Line One	475 Reed Road
Entity Address, City or Town	Dalton
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30720
City Area Code	(706)
Local Phone Number	876-5800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false
Entity Central Index Key	0000029332
Entity Emerging Growth Company	false